Financial instruments and risk management (Schedule of Company's Price Sensitivity Impact on Net Earnings) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments And Risk Management [Line Items]
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	€ 954	€ 601
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(954)	(601)
10% Increase Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	1,213	671
10% Decrease Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(1,213)	(671)
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	3,891	100,072
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(3,891)	(100,072)
10% Increase of Korean Won Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	1,333	1,962
10% Decrease Of Korean Won Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	(1,333)	(1,962)
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	861	485
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Impact on net earnings due to changes in average exchange rates	€ (861)	€ (485)